LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
a.	Composition:

	Interest rate		December 31,
	2014	2013	2014	2013
	%

In, or linked to Dollars (see c below )	3.71	3.71	$2,000	$2,600
In NIS - variable interest	Prime+ 0.95 -1.4	Prime+ 0.95 -1.4	11,158	9,835
In NIS	5.45-7.39	5.45-7.39	5,198	4,171
In other currencies	17	-	84	-

			18,440	16,606
Less - current maturities			6,394	7,306

			$12,046	$9,301

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2014, the aggregate annual maturities of the long-term loans are as follows:
2015 (current maturities)	$6,394
2016	5,636
2017	3,662
2018	2,748

$18,440